Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Charters-out [Abstract]
2015	$ 178,444
2016	113,683
2017	143,875
2018	156,001
2019 to 2028	803,810
Minimum charter revenue	$ 1,395,813